Severance Payable (Details Narrative) - USD ($)		1 Months Ended
	Sep. 30, 2010	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Severance payable				$ 45,995
Three Former Employees [Member]
Severance reserve				$ 40,000
Severance Agreement [Member]
Payment made to consultant		$ 3,400
Severance Agreement [Member] | Former Consultant [Member]
Payment made to consultant	$ 270,000
Severance agreement period	27 months
Amount of increment per month on payment	$ 10,000